Supplemental disclosure on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information
Schedule Of Cash Flow Supplemental Disclosures Table Text Block
(In thousands)	2015	2014	2013

Income taxes paid	$7,152	$54,520	$51,047
Interest paid	193,503	696,631	318,342
Non-cash activities:
Loans transferred to other real estate	$136,368	$154,358	$228,009
Loans transferred to other property	36,106	38,958	33,997
Total loans transferred to foreclosed assets	172,474	193,316	262,006
Transfers from loans held-in-portfolio to loans held-for-sale	65,063	2,161,669	448,143
Transfers from loans held-for-sale to loans held-in-portfolio	17,065	41,293	27,016
Transfers from trading securities to available-for-sale securities	63,645	-	-
Loans securitized into investment securities[1]	1,088,121	899,604	1,391,594
Trades receivables from brokers and counterparties	78,759	66,949	71,680
Trades payable to brokers and counterparties	6,150	2,000	3,576
Recognition of mortgage servicing rights on securitizations or asset transfers	13,460	12,583	19,262
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	-	-	194,514
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

Net Cash Disbursement BPNA Sale [Table Text Block]
(In thousands)	December 31, 2014
Loans held-for-sale	$1,739,101
Premises and equipment, net	16,223
Other assets	16,853
Deposits	(2,009,816)
Other liabilities	(6,611)
Net liabilities sold	$(244,250)